Long-term debt - Narrative (Detail)						1 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Mar. 24, 2017 USD ($) Tranche	Feb. 08, 2017 USD ($)	Jan. 01, 2017 USD ($) Tranche	Dec. 30, 2016 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 25, 2018 CAD ($)	Feb. 23, 2018 USD ($)	Feb. 15, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 21, 2017 USD ($)	Oct. 06, 2017 CAD ($)	Oct. 06, 2017 USD ($)	Oct. 05, 2017 CAD ($)	Sep. 30, 2017 CAD ($)	Sep. 20, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Mar. 14, 2017 USD ($)	Jan. 17, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Oct. 25, 2016 USD ($)	Jan. 08, 2016 USD ($)	Jan. 04, 2016 USD ($) bank
Debt Instrument [Line Items]
Short-term Debt													$ 210,613,000
Interest rate																					2.33%
Notes payable																		$ 669,000
Repayment of long-term debt							$ 2,365,805,000	$ 51,678,000
Interest on long term debt													33,064,000											$ 20,276,000
Interest expense during the year on long-term liabilities							$ 142,791,000	$ 65,340,000
Senior Unsecured Notes | Senior Unsecured Debenture Due February 2027
Debt Instrument [Line Items]
Par value																						$ 300,000,000
Interest rate																						4.09%
Debt instrument, sales price ratio																						0.99929
Senior Unsecured Notes | Bella Vista Water Loans
Debt Instrument [Line Items]
Repayment of long-term debt			$ 707,000
Bonds
Debt Instrument [Line Items]
Par value																									$ 500,000,000
Senior Debt
Debt Instrument [Line Items]
Par value		$ 750,000,000
Debt instrument, number of tranches | Tranche		6
Debt instrument, weighted average life		15 years
Weighted average coupon		4.00%
Effective weighted average interest rate		3.60%
Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 50,000,000	$ 30,000,000
Debt instrument, term							1 year
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon												0.00%	0.00%
Revolving Credit Facility | Senior Unsecured Notes | APUC Senior Unsecured Revolving Facility Maturing November 2017
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																			$ 165,000,000				$ 65,000,000
Revolving Credit Facility | Senior Unsecured Notes | Liberty Utilities Senior Unsecured Revolving Facility Maturing September 2018
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 200,000,000
Revolving Credit Facility | Senior Unsecured Notes | Empire Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													200,000,000
Revolving Credit Facility | Senior Unsecured Notes | Liberty Power Bilateral Revolving Credit Facility Maturing August 2018
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																$ 500,000,000	$ 350,000,000
Revolving Credit Facility | Senior Unsecured Notes | St. Damase Wind Facility Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																$ 4,000,000
Amount draw on credit facility												$ 3,900,000
Revolving Credit Facility | Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing July 2019
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 600,000,000	$ 150,000,000
Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																											$ 235,000,000
Line of credit facility, number of banks | bank																											2
Line of Credit | Acquisition Facility
Debt Instrument [Line Items]
Proceed from long-term lines of credit					$ 1,336,440,000
Debt instrument, cash held by paying agent					1,495,774,000
Line of Credit | Bridge Loan | Acquisition Facility
Debt Instrument [Line Items]
Proceed from long-term lines of credit				$ 1,336,440,000	$ 1,336,440,000
Corporate Term Facility
Debt Instrument [Line Items]
Repayment of debt		$ 100,000,000
Subsequent Event | Senior Unsecured Notes | Senior Unsecured Debenture Due February 2027
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 135,000,000
Subsequent Event | Revolving Credit Facility | Senior Unsecured Notes | Empire Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 500,000,000
Subsequent Event | Revolving Credit Facility | Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing July 2019
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											$ 200,000,000
Repayment of debt	$ 132,500,000
Park Water Company
Debt Instrument [Line Items]
Long-term debt																										$ 103,701,000
Park Water Company | Bonds
Debt Instrument [Line Items]
Long-term debt																				$ 63,000,000				$ 65,000,000
Park Water Company | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt																										4,250,000
Park Water Company | Line of Credit | Non-Revolving Term Credit Facility
Debt Instrument [Line Items]
Long-term debt																										$ 22,500,000
Empire
Debt Instrument [Line Items]
Long-term debt													907,547,000
Empire | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Long-term debt				$ 102,000,000
Debt instrument, number of tranches | Tranche				2
Empire | Secured Utility Notes
Debt Instrument [Line Items]
Long-term debt				$ 733,000,000
Debt instrument, number of tranches | Tranche				10
Empire | Subsequent Event | Secured Utility Notes
Debt Instrument [Line Items]
Repayment of debt						$ 90,000,000
Deerfield SponsorCo | Construction Loans
Debt Instrument [Line Items]
Long-term debt																					$ 262,219,000
Minimum | Senior Debt
Debt Instrument [Line Items]
Debt instrument, term		3 years
Minimum | Empire | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Interest rate				6.70%
Minimum | Empire | Secured Utility Notes
Debt Instrument [Line Items]
Interest rate				3.58%
Maximum | Senior Debt
Debt Instrument [Line Items]
Debt instrument, term		30 years
Maximum | Empire | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Interest rate				5.80%
Maximum | Empire | Secured Utility Notes
Debt Instrument [Line Items]
Interest rate				6.82%
Commercial Paper | Empire
Debt Instrument [Line Items]
Short term commercial paper program assumed in acquisition													$ 150,000